Income taxes - Schedule of income tax recognized in profit or loss (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Schedule of income tax recognized in profit or loss [Abstract]
Current tax	$ 782,901	$ 576,834	$ 229,900
Deferred tax expense (benefit)	41,553	(34,066)	2,792
Income tax recognized in profit or loss	$ 824,454	$ 542,768	$ 232,692